As filed with the Securities and Exchange Commission on May 7, 2004
                                     Investment Company Act file number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 01/31
Date of reporting period: 01/31/2004
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Item 9: Submission of Matters to a Vote of Securtity Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.


"Item 9" in the original N-CSR filing for the period ended January 31, 2004, is renumbered to read "Item 10."

Item 11:  Exhibits

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CONNECTICUT DAILY TAX FREE INCOME FUND, INC.;

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date    May 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President

Date    May 7, 2004

By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Treasurer

Date    May 7, 2004



* Print the name and title of each signing officer under his or her signature.